LS Opportunity Fund
Schedule of Investments
August 31, 2021 - (Unaudited)
COMMON STOCKS - LONG - DOMESTIC — 74.89% Shares Fair Value
Consumer Discretionary — 2.84%
Darden Restaurants, Inc. 4,200 $ 632,730
eBay, Inc.
(a)
22,650 1,738,161
Home Depot, Inc. (The)
(a)
4,450 1,451,501
3,822,392
Consumer Staples — 5.14%
Church & Dwight Co., Inc.
(a)
21,000 1,756,860
Coca-Cola Co. (The)
(a)
19,700 1,109,307
JM Smucker Co. (The)
(a)
8,700 1,075,929
Mondelez International, Inc., Class A
(a)
27,200 1,688,304
Procter & Gamble Co. (The) 9,160 1,304,292
6,934,692
Energy — 4.12%
Hess Corp. 11,500 790,625
Pioneer Natural Resources Co.
(a)
16,849 2,521,790
Schlumberger Ltd. 79,850 2,238,994
5,551,409
Financials — 40.35%
Aflac, Inc.
(a)
26,950 1,527,526
Alleghany Corp.
(a) (b)
6,781 4,588,634
Arthur J Gallagher & Co.
(a)
21,200 3,044,744
Berkshire Hathaway, Inc., Class B
(a) (b)
7,615 2,176,139
Brown & Brown, Inc.
(a)
57,800 3,355,290
Cboe Global Markets, Inc.
(a)
20,950 2,642,843
Comerica, Inc.
(a)
50,550 3,736,151
Federated Investors, Inc., Class B 59,800 2,023,034
First Horizon National Corp.
(a)
195,858 3,210,113
Globe Life, Inc.
(a)
34,450 3,309,612
JPMorgan Chase & Co.
(a)
23,100 3,694,845
KeyCorp
(a)
154,550 3,140,456
PJT Partners, Inc., Class A
(a)
14,800 1,168,904
PNC Financial Services Group, Inc. (The)
(a)
13,910 2,658,201
Primerica, Inc.
(a)
9,950 1,521,753
Progressive Corp. (The)
(a)
29,800 2,870,932
Synovus Financial Corp. 46,150 1,989,065
U.S. Bancorp
(a)
80,800 4,637,111
Voya Financial, Inc.
(a)
27,150 1,764,207
W.R. Berkley Corp. 18,030 1,357,839
54,417,399
Health Care — 6.04%
Abbott Laboratories
(a)
8,200 1,036,233
Cigna Corp.
(a)
6,520 1,379,957
Johnson & Johnson
(a)
7,370 1,275,968
Merck & Co., Inc.
(a)
38,560 2,941,742
NuVasive , Inc.
(b)
24,100 1,497,574
8,131,474
Industrials — 6.12%
Carrier Global Corp.
(a)
9,260 533,376

LS Opportunity Fund
Schedule of Investments (continued)
August 31, 2021 - (Unaudited)
COMMON STOCKS - LONG - DOMESTIC — 74.89% - continued Shares Fair Value
Industrials — 6.12% - continued
Eaton Corp. PLC
(a)
12,650 $ 2,129,754
General Dynamics Corp.
(a)
8,050 1,612,495
Littelfuse , Inc. 1,600 456,640
Otis Worldwide Corp.
(a)
9,830 906,523
Raytheon Technologies Corp.
(a)
15,560 1,318,866
Robert Half International, Inc. 12,550 1,297,670
8,255,324
Materials — 1.85%
Newmont Goldcorp Corp. 9,670 560,763
PPG Industries, Inc. 12,150 1,938,533
2,499,296
Real Estate — 1.44%
Howard Hughes Corp. (The)
(b)
21,520 1,948,206
Technology — 6.99%
CMC Materials, Inc. 5,300 702,886
Leidos Holdings, Inc.
(a)
26,050 2,555,765
Microsoft Corp.
(a)
4,865 1,468,646
Oracle Corp.
(a)
20,650 1,840,535
Paychex, Inc.
(a)
12,600 1,442,322
PayPal Holdings, Inc.
(a) (b)
4,925 1,421,651
9,431,805
Total Common Stocks - Long - Domestic (Cost $76,792,402) 100,991,997
COMMON STOCKS - LONG - INTERNATIONAL — 10.67%
Consumer Staples — 1.15%
Nestle S.A. 12,300 1,554,694
Financials — 5.29%
Everest Re Group Ltd. 5,710 1,512,579
First BanCorp. 158,650 2,019,615
RenaissanceRe Holdings Ltd.
(a)
23,005 3,605,574
7,137,768
Health Care — 2.18%
Medtronic PLC
(a)
16,150 2,155,702
Roche Holding AG 1,990 799,212
2,954,914
Industrials — 1.26%
Pentair PLC 22,050 1,701,378
Materials — 0.79%
Agnico Eagle Mines Ltd.
(a)
11,300 649,976
Kinross Gold Corp. 68,890 414,718
1,064,694
Total Common Stocks - Long - International (Cost $12,556,865) 14,413,448

LS Opportunity Fund
Schedule of Investments (continued)
August 31, 2021 - (Unaudited)
EXCHANGE-TRADED FUNDS — 1.12%
Aberdeen Standard Physical Platinum Shares ETF
(b)
15,950 $ 1,511,582
Total Exchange-Traded Funds (Cost $1,465,108) 1,511,582
MONEY MARKET FUNDS - 12.49%
Invesco Treasury Portfolio, Institutional Class, 0.01%
(c)
16,852,339 16,852,339
Total Money Market Funds (Cost $16,852,339) 16,852,339
Total Investments — 99.17%
    (Cost $107,666,714) 133,769,366
Other Assets in Excess of Liabilities — 0.83% 1,122,540
NET ASSETS — 100.00% $ 134,891,906
(a) All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on August 31, 2021, was $52,818,992
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of August 31, 2021.
ETF - Exchange-Traded Fund

LS Opportunity Fund
Schedule of Securities Sold Short
August 31, 2021 - (Unaudited)
COMMON STOCKS - SHORT - DOMESTIC - (18.58)% Shares Fair Value
Consumer Discretionary - (3.59)%
Lowe's Cos., Inc. (15,870) $ (3,235,734)
Service Corp. International (25,400) (1,594,104)
(4,829,838)
Consumer Staples - (3.30)%
Hershey Co. (The) (5,950) (1,057,315)
Kellogg Co. (23,950) (1,512,203)
Kimberly-Clark Corp. (13,710) (1,889,375)
(4,458,893)
Financials - (7.48)%
Allstate Corp. (The) (11,525) (1,559,101)
American International Group, Inc. (33,000) (1,800,479)
Berkshire Hills Bancorp, Inc. (25,160) (644,851)
Community Bank System, Inc. (12,450) (921,300)
Horace Mann Educators Corp. (25,100) (1,029,100)
Prudential Financial, Inc. (18,050) (1,911,134)
Travelers Cos., Inc. (The) (8,550) (1,365,521)
Truist Financial Corp. (15,200) (867,312)
(10,098,798)
Health Care - (2.09)%
Boston Scientific Corp.
(a)
(16,500) (744,975)
HCA Healthcare, Inc. (4,790) (1,211,774)
Stryker Corp. (3,130) (867,323)
(2,824,072)
Industrials - (2.12)%
Deere & Co. (3,900) (1,474,317)
Snap-on, Inc. (6,150) (1,383,443)
(2,857,760)
TOTAL COMMON STOCKS - SHORT - DOMESTIC
(Proceeds Received $22,031,775) (25,069,361)
COMMON STOCKS - SHORT - INTERNATIONAL - (6.33)%
Financials - (6.33)%
Aon PLC, Class A (6,940) (1,990,808)
Bank of Montreal (10,300) (1,025,069)
Canadian Imperial Bank of Commerce (6,300) (724,757)
Commonwealth Bank of Australia (32,805) (2,402,309)
Muenchener Rueckversicherungs-Gesellshaft AG (3,970) (1,159,968)
Swiss Re AG (13,350) (1,228,454)
TOTAL COMMON STOCKS - SHORT - INTERNATIONAL  (Proceeds
Received $6,344,146) (8,531,365)
EXCHANGE-TRADED FUNDS - (1.56)%
SPDR
®
S&P
®
MidCap 400 ETF Trust (2,500) (1,255,701)
Vanguard S&P 500 ETF (2,040) (846,702)
TOTAL EXCHANGE-TRADED FUNDS  (Proceeds Received $1,853,493) (2,102,403)

LS Opportunity Fund
Schedule of Securities Sold Short (continued)
August 31, 2021 - (Unaudited)
TOTAL SECURITIES SOLD SHORT - (26.47)% (Proceeds Received
$30,229,414) $ (35,703,129)
(a) Non-dividend expense producing security.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt